Document and Entity Information	0 Months Ended
Nov. 30, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 30, 2014
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Apr. 02, 2015
Document Effective Date	Apr. 02, 2015
Prospectus Date	Mar. 30, 2015
Tortoise Select Opportunity Fund | Investor Class Shares
Risk/Return:
Trading Symbol	TOPTX
Tortoise Select Opportunity Fund | C Class Shares
Risk/Return:
Trading Symbol	TOPCX
Tortoise Select Opportunity Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	TOPIX